STATEMENT OF INVESTMENTS
BNY Mellon Midcap Index Fund, Inc.

January 31, 2023 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.7%
Automobiles & Components - 2.0%
Adient PLC	71,816	[a]	3,233,156
Dana, Inc.	96,822		1,756,351
Fox Factory Holding Corp.	31,496	[a]	3,719,363
Gentex Corp.	177,784		5,246,406
Harley-Davidson, Inc.	100,338		4,618,558
Lear Corp.	44,496		6,486,627
The Goodyear Tire & Rubber Company	213,540	[a]	2,402,325
Thor Industries, Inc.	40,748	[b]	3,884,507
Visteon Corp.	21,250	[a]	3,322,225
			34,669,518
Banks - 7.5%
Associated Banc-Corp	113,792		2,550,079
Bank of Hawaii Corp.	29,920		2,288,581
Bank OZK	83,128		3,796,456
Cadence Bank	138,955		3,554,469
Cathay General Bancorp	55,235		2,428,131
Commerce Bancshares, Inc.	86,052		5,727,621
Cullen/Frost Bankers, Inc.	48,260		6,287,313
East West Bancorp, Inc.	106,107		8,331,522
Essent Group Ltd.	81,962		3,608,787
F.N.B. Corp.	262,281		3,742,750
First Financial Bankshares, Inc.	98,784		3,518,686
First Horizon Corp.	403,968		9,990,129
Fulton Financial Corp.	126,126		2,110,088
Glacier Bancorp, Inc.	83,948		3,827,189
Hancock Whitney Corp.	65,278		3,360,511
Home BancShares, Inc.	141,770		3,384,050
International Bancshares Corp.	39,607	[a]	1,856,380
MGIC Investment Corp.	224,724		3,173,103
New York Community Bancorp, Inc.	508,258		5,077,497
Old National Bancorp	219,554		3,842,195
PacWest Bancorp	88,721		2,454,023
Pinnacle Financial Partners, Inc.	57,724		4,544,611
Prosperity Bancshares, Inc.	69,201		5,249,588
Synovus Financial Corp.	109,661		4,600,279
Texas Capital Bancshares Inc.	37,561	[a]	2,481,655
UMB Financial Corp.	32,817		2,959,765
Umpqua Holdings Corp.	165,000		3,003,000
United Bankshares, Inc.	100,935	[b]	4,057,587

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.7% (continued)
Banks - 7.5% (continued)
Valley National Bancorp	314,481		3,736,034
Washington Federal, Inc.	48,527		1,720,767
Webster Financial Corp.	130,547		6,873,300
Wintrust Financial Corp.	45,509		4,162,708
			128,298,854
Capital Goods - 14.0%
Acuity Brands, Inc.	24,168		4,556,151
AECOM	105,093		9,171,466
AGCO Corp.	46,471		6,419,039
Axon Enterprise, Inc.	50,857	[a]	9,939,492
Builders FirstSource, Inc.	111,541	[a]	8,889,818
Carlisle Cos., Inc.	38,926		9,764,976
Chart Industries, Inc.	31,335	[a,b]	4,198,263
Crane Holdings Co.	36,313		4,209,040
Curtiss-Wright Corp.	28,758		4,768,076
Donaldson Co., Inc.	92,700		5,779,845
Dycom Industries, Inc.	22,190	[a]	2,116,260
EMCOR Group, Inc.	35,692		5,291,339
EnerSys	30,760		2,553,695
Esab Corp.	38,996		2,254,359
Flowserve Corp.	98,631		3,394,879
Fluor Corp.	106,605	[a,b]	3,917,734
Fortune Brands Innovations, Inc.	95,300		6,147,803
GATX Corp.	26,837	[b]	3,071,495
Graco, Inc.	126,789		8,662,224
Hexcel Corp.	62,979		4,445,058
Hubbell, Inc.	40,431		9,255,060
ITT, Inc.	62,204		5,697,264
Kennametal, Inc.	60,486		1,723,851
Lennox International, Inc.	24,178		6,301,270
Lincoln Electric Holdings, Inc.	43,466		7,253,171
MasTec, Inc.	44,298	[a,b]	4,351,393
MDU Resources Group, Inc.	152,789		4,722,708
Mercury Systems, Inc.	43,139	[a]	2,156,303
MSC Industrial Direct Co., Inc., Cl. A	35,219		2,912,611
nVent Electric PLC	125,922		5,005,400
Oshkosh Corp.	48,846		4,922,700
Owens Corning	70,758		6,838,761
Regal Rexnord Corp.	49,610		6,905,712
Simpson Manufacturing Co., Inc.	32,068		3,434,803
SunPower Corp.	66,472	[a]	1,158,607
Sunrun, Inc.	160,483	[a]	4,217,493
Terex Corp.	51,302		2,614,863
The Middleby Corp.	40,368	[a]	6,275,206

Description	Shares		Value ($)
Common Stocks - 98.7% (continued)
Capital Goods - 14.0% (continued)
The Timken Company	49,786		4,099,877
The Toro Company	78,376		8,740,492
Trex Co., Inc.	83,169	[a]	4,384,670
Univar Solutions, Inc.	122,432	[a]	4,221,455
Valmont Industries, Inc.	16,060		5,295,464
Vicor Corp.	16,120	[a]	1,119,212
Watsco, Inc.	24,957		7,171,893
Watts Water Technologies, Inc., Cl. A	20,361		3,329,431
Woodward, Inc.	45,597	[b]	4,662,749
			238,323,431
Commercial & Professional Services - 3.2%
ASGN, Inc.	37,257	[a]	3,388,524
CACI International, Inc., Cl. A	17,798	[a]	5,483,386
Clean Harbors, Inc.	37,926	[a]	4,941,758
FTI Consulting, Inc.	25,909	[a,b]	4,133,004
IAA, Inc.	100,282	[a]	4,184,768
Insperity, Inc.	26,663		2,947,595
KBR, Inc.	102,785		5,265,676
ManpowerGroup, Inc.	37,699		3,285,845
MSA Safety, Inc.	27,571		3,760,409
Science Applications International Corp.	41,695		4,327,107
Stericycle, Inc.	68,939	[a]	3,709,608
Tetra Tech, Inc.	40,081		6,233,397
The Brink's Company	34,794		2,282,486
			53,943,563
Consumer Durables & Apparel - 5.1%
Brunswick Corp.	54,952		4,634,102
Capri Holdings Ltd.	97,333	[a]	6,471,671
Carter's, Inc.	28,516	[b]	2,377,379
Columbia Sportswear Co.	26,716		2,562,064
Crocs, Inc.	46,368	[a]	5,646,231
Deckers Outdoor Corp.	19,901	[a]	8,507,279
Hanesbrands, Inc.	257,647	[b]	2,174,541
Helen of Troy Ltd.	17,868	[a,b]	2,021,049
KB Home	61,775		2,375,249
Leggett & Platt, Inc.	100,998		3,692,487
Mattel, Inc.	265,478	[a]	5,431,680
Polaris, Inc.	41,081		4,717,742
PVH Corp.	48,906		4,396,649
Skechers USA, Inc., Cl. A	101,037	[a]	4,864,932
Taylor Morrison Home Corp.	81,090	[a]	2,903,022
Tempur Sealy International, Inc.	128,462		5,234,827
Toll Brothers, Inc.	79,326		4,719,104
TopBuild Corp.	24,162	[a]	4,833,850

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.7% (continued)
Consumer Durables & Apparel - 5.1% (continued)
Topgolf Callaway Brands Corp.	103,768	[a]	2,541,278
Under Armour, Inc., Cl. A	144,189	[a]	1,786,502
Under Armour, Inc., Cl. C	146,281	[a]	1,594,463
YETI Holdings, Inc.	65,523	[a]	2,932,809
			86,418,910
Consumer Services - 3.9%
Boyd Gaming Corp.	59,632		3,715,670
Choice Hotels International, Inc.	20,710	[b]	2,545,052
Churchill Downs, Inc.	24,891		6,175,457
Cracker Barrel Old Country Store, Inc.	17,011		1,898,087
Graham Holdings Co., Cl. B	2,900		1,894,599
Grand Canyon Education, Inc.	22,940	[a]	2,673,886
H&R Block, Inc.	117,826		4,592,857
Light & Wonder, Inc.	70,370	[a]	4,591,643
Marriott Vacations Worldwide Corp.	28,710		4,594,748
Papa John's International, Inc.	24,054	[b]	2,157,403
Penn Entertainment, Inc.	116,706	[a]	4,137,228
Service Corp. International	115,655		8,575,818
Texas Roadhouse, Inc.	50,652		5,086,980
The Wendy's Company	129,456		2,886,869
Travel + Leisure Co.	61,134		2,590,248
Wingstop, Inc.	22,324	[b]	3,537,684
Wyndham Hotels & Resorts, Inc.	66,447		5,150,307
			66,804,536
Diversified Financials - 3.3%
Affiliated Managers Group, Inc.	28,549		4,931,554
Annaly Capital Management, Inc.	351,314	[c]	8,245,340
Evercore, Inc., Cl. A	27,012		3,506,428
Federated Hermes, Inc.	63,530		2,496,729
FirstCash Holdings, Inc.	28,164		2,596,158
Interactive Brokers Group, Inc., Cl. A	77,964		6,232,442
Janus Henderson Group PLC	99,728		2,584,950
Jefferies Financial Group, Inc.	137,910		5,417,105
Navient Corp.	80,168		1,520,787
SEI Investments Co.	77,095		4,813,041
SLM Corp.	186,654		3,279,511
Stifel Financial Corp.	79,754		5,376,217
Voya Financial, Inc.	73,287		5,113,234
			56,113,496
Energy - 3.7%
Antero Midstream Corp.	250,454		2,729,949
Antero Resources Corp.	207,237	[a]	5,976,715
ChampionX Corp.	150,778		4,978,690
CNX Resources Corp.	136,779	[a,b]	2,288,313

Description	Shares		Value ($)
Common Stocks - 98.7% (continued)
Energy - 3.7% (continued)
DT Midstream, Inc.	72,529		3,964,435
Equitrans Midstream Corp.	327,005		2,370,786
HF Sinclair Corp.	100,701		5,729,887
Matador Resources Co.	84,355		5,580,927
Murphy Oil Corp.	109,353		4,768,884
NOV, Inc.	295,710		7,227,152
PBF Energy, Inc., Cl. A	85,963		3,609,586
PDC Energy, Inc.	68,843		4,662,736
Range Resources Corp.	182,524		4,566,750
Southwestern Energy Co.	837,043	[a]	4,620,477
			63,075,287
Food & Staples Retailing - 1.5%
BJ's Wholesale Club Holdings, Inc.	101,763	[a]	7,374,765
Casey's General Stores, Inc.	28,235		6,660,919
Grocery Outlet Holding Corp.	66,223	[a]	2,012,517
Performance Food Group Co.	117,911	[a]	7,230,303
Sprouts Farmers Market, Inc.	79,200	[a]	2,530,440
			25,808,944
Food, Beverage & Tobacco - 1.9%
Celsius Holdings, Inc.	30,351	[a]	3,044,812
Coca-Cola Consolidated, Inc.	3,442		1,744,337
Darling Ingredients, Inc.	120,461	[a]	7,985,360
Flowers Foods, Inc.	144,639		4,005,054
Ingredion, Inc.	49,543		5,093,020
Lancaster Colony Corp.	15,064		2,890,932
Pilgrim's Pride Corp.	32,956	[a,b]	800,172
Post Holdings, Inc.	40,917	[a]	3,885,069
The Boston Beer Company, Cl. A	7,144	[a]	2,776,230
			32,224,986
Health Care Equipment & Services - 5.8%
Acadia Healthcare Co.	68,413	[a]	5,748,060
Amedisys, Inc.	24,626	[a]	2,380,349
Chemed Corp.	11,146		5,630,290
Encompass Health Corp.	74,574		4,657,146
Enovis Corp.	35,473	[a]	2,233,025
Envista Holdings Corp.	122,566	[a]	4,778,848
Globus Medical, Inc., Cl. A	58,492	[a]	4,416,146
Haemonetics Corp.	38,091	[a]	3,222,499
HealthEquity, Inc.	64,004	[a]	3,894,643
ICU Medical, Inc.	15,254	[a,b]	2,947,530
Inari Medical, Inc.	36,183	[a]	2,064,240
Integra LifeSciences Holdings Corp.	55,326	[a]	3,170,180
Lantheus Holdings, Inc.	52,191	[a]	3,000,983
LHC Group, Inc.	23,373	[a]	3,706,958

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.7% (continued)
Health Care Equipment & Services - 5.8% (continued)
LivaNova PLC	40,153	[a]	2,256,599
Masimo Corp.	36,224	[a]	6,160,978
Neogen Corp.	162,235	[a]	3,473,451
Omnicell, Inc.	33,105	[a]	1,836,334
Option Care Health, Inc.	117,722	[a]	3,398,634
Patterson Cos.	65,600		1,980,464
Penumbra, Inc.	28,500	[a]	7,136,685
Progyny, Inc.	55,858	[a]	1,920,957
QuidelOrtho Corp.	40,526	[a]	3,469,431
R1 RCM, Inc.	101,865	[a,b]	1,457,688
Shockwave Medical, Inc.	27,364	[a]	5,142,517
STAAR Surgical Co.	36,220	[a]	2,555,321
Tandem Diabetes Care, Inc.	48,978	[a]	1,995,364
Tenet Healthcare Corp.	81,920	[a]	4,493,312
			99,128,632
Household & Personal Products - .4%
BellRing Brands, Inc.	102,434	[a]	2,905,028
Coty, Inc., Cl. A	272,789	[a]	2,716,978
Energizer Holdings, Inc.	49,487	[b]	1,835,968
			7,457,974
Insurance - 3.9%
American Financial Group, Inc.	52,454		7,479,416
Brighthouse Financial, Inc.	52,392	[a]	2,948,098
CNO Financial Group, Inc.	85,707		2,207,812
First American Financial Corp.	77,819	[b]	4,814,662
Kemper Corp.	48,347		2,839,419
Kinsale Capital Group, Inc.	16,264		4,528,548
Old Republic International Corp.	213,049		5,622,363
Primerica, Inc.	27,681		4,477,402
Reinsurance Group of America, Inc.	50,210		7,620,372
RenaissanceRe Holdings Ltd.	33,121		6,481,448
RLI Corp.	30,270		4,009,262
Selective Insurance Group, Inc.	45,501	[b]	4,322,595
The Hanover Insurance Group, Inc.	26,672		3,589,518
Unum Group	141,241		5,936,359
			66,877,274
Materials - 6.6%
Alcoa Corp.	133,677		6,983,286
AptarGroup, Inc.	49,147		5,683,359
Ashland, Inc.	37,526		4,100,466
Avient, Corp.	64,015		2,593,888
Cabot Corp.	41,901		3,156,402
Cleveland-Cliffs, Inc.	386,628	[a]	8,254,508
Commercial Metals Co.	87,628		4,755,572

Description	Shares		Value ($)
Common Stocks - 98.7% (continued)
Materials - 6.6% (continued)
Eagle Materials, Inc.	27,924		4,079,138
Greif, Inc., Cl. A	19,746		1,410,457
Ingevity Corp.	26,855	[a]	2,213,926
Louisiana-Pacific Corp.	53,665		3,654,050
MP Materials Corp.	69,805	[a,b]	2,269,361
NewMarket Corp.	5,128		1,766,647
Olin Corp.	96,223		6,215,044
Reliance Steel & Aluminum Co.	44,132		10,037,823
Royal Gold, Inc.	49,192	[b]	6,248,860
RPM International, Inc.	97,188		8,738,173
Sensient Technologies Corp.	32,013		2,423,064
Silgan Holdings, Inc.	62,603		3,373,676
Sonoco Products Co.	72,851		4,451,925
The Chemours Company	112,989		4,111,670
The Scotts Miracle-Gro Company	31,219	[b]	2,253,700
United States Steel Corp.	176,628		5,032,132
Valvoline, Inc.	133,362		4,889,051
Westlake Corp.	26,079		3,201,197
Worthington Industries, Inc.	23,539	[b]	1,338,663
			113,236,038
Media & Entertainment - 1.5%
Cable One, Inc.	3,616		2,856,206
John Wiley & Sons, Inc., Cl. A	33,156		1,518,545
Nexstar Media Group, Inc.	28,495		5,834,921
TEGNA, Inc.	166,940		3,327,114
The New York Times Company, Cl. A	123,612		4,306,642
TripAdvisor, Inc.	80,760	[a]	1,881,708
World Wrestling Entertainment, Inc., Cl. A	32,680		2,765,382
Ziff Davis, Inc.	35,364	[a]	3,164,371
			25,654,889
Pharmaceuticals Biotechnology & Life Sciences - 3.8%
Arrowhead Pharmaceuticals, Inc.	80,201	[a]	2,806,233
Azenta, Inc.	56,051	[a]	3,133,251
Bruker Corp.	75,542		5,297,005
Exelixis, Inc.	245,083	[a]	4,318,362
Halozyme Therapeutics, Inc.	101,368	[a]	5,247,821
Jazz Pharmaceuticals PLC	47,721	[a]	7,475,972
Medpace Holdings, Inc.	18,902	[a]	4,178,665
Neurocrine Biosciences, Inc.	72,331	[a]	8,023,678
Perrigo Co. PLC	101,175		3,785,969
Repligen Corp.	38,763	[a]	7,182,784
Sotera Health Co.	77,160	[a]	1,330,238
Syneos Health, Inc.	77,876	[a]	2,797,306

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.7% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 3.8% (continued)
United Therapeutics Corp.	34,312	[a]	9,029,889
			64,607,173
Real Estate - 8.3%
Apartment Income REIT Corp.	113,627	[c]	4,347,369
Brixmor Property Group, Inc.	225,370	[c]	5,302,956
Corporate Office Properties Trust	85,780	[c]	2,407,845
Cousins Properties, Inc.	114,513	[c]	3,139,946
CubeSmart	168,249	[b,c]	7,704,122
Douglas Emmett, Inc.	132,010	[c]	2,211,168
EastGroup Properties, Inc.	32,598	[c]	5,484,614
EPR Properties	56,629	[c]	2,405,600
First Industrial Realty Trust, Inc.	99,886	[c]	5,328,918
Healthcare Realty Trust, Inc.	286,452	[c]	6,167,312
Highwoods Properties, Inc.	78,764	[c]	2,392,063
Independence Realty Trust, Inc.	167,756	[c]	3,158,845
JBG SMITH Properties	73,366	[c]	1,477,591
Jones Lang LaSalle, Inc.	35,576	[a]	6,576,935
Kilroy Realty Corp.	78,898	[c]	3,237,974
Kite Realty Group Trust	164,285	[c]	3,564,985
Lamar Advertising Co., Cl. A	65,467	[c]	6,974,854
Life Storage, Inc.	64,419	[c]	6,959,829
Medical Properties Trust, Inc.	447,562	[b,c]	5,795,928
National Retail Properties, Inc.	135,181	[c]	6,400,820
National Storage Affiliates Trust	63,026	[c]	2,571,461
Omega Healthcare Investors, Inc.	177,323	[b,c]	5,220,389
Park Hotels & Resorts, Inc.	167,563	[c]	2,464,852
Pebblebrook Hotel Trust	102,433	[b,c]	1,679,901
Physicians Realty Trust	171,305	[c]	2,716,897
Potlatchdeltic Corp.	61,225	[b,c]	2,996,964
Rayonier, Inc.	111,509	[c]	4,057,813
Rexford Industrial Realty, Inc.	137,914	[c]	8,753,402
Sabra Health Care REIT, Inc.	172,901	[c]	2,334,164
SL Green Realty Corp.	47,947	[c]	1,973,019
Spirit Realty Capital, Inc.	104,869	[c]	4,601,652
STORE Capital Corp.	200,042	[a,c]	6,443,353
The Macerich Company	161,421	[c]	2,217,925
Vornado Realty Trust	117,295	[b,c]	2,860,825
			141,932,291
Retailing - 3.6%
AutoNation, Inc.	25,522	[a]	3,234,148
Dick's Sporting Goods, Inc.	41,859		5,473,483
Five Below, Inc.	41,711	[a]	8,222,489
Foot Locker, Inc.	59,075	[b]	2,570,353

Description	Shares		Value ($)
Common Stocks - 98.7% (continued)
Retailing - 3.6% (continued)
GameStop Corp., Cl. A	189,073	[a,b]	4,135,027
Kohl's Corp.	87,066		2,818,326
Lithia Motors, Inc.	20,562		5,411,918
Macy's, Inc.	204,006		4,820,662
Murphy USA, Inc.	15,678		4,264,886
Nordstrom, Inc.	82,825	[b]	1,618,401
Ollie's Bargain Outlet Holdings, Inc.	43,869	[a]	2,402,266
RH	14,498	[a,b]	4,523,231
The Gap, Inc.	160,954	[b]	2,184,146
Victoria's Secret & Co.	61,822	[a]	2,605,797
Williams-Sonoma, Inc.	50,559	[b]	6,822,431
			61,107,564
Semiconductors & Semiconductor Equipment - 2.7%
Allegro MicroSystems, Inc.	47,951	[a]	1,830,290
Amkor Technology, Inc.	74,477		2,179,197
Cirrus Logic, Inc.	41,570	[a]	3,757,512
Lattice Semiconductor Corp.	102,903	[a]	7,799,018
MACOM Technology Solutions Holdings, Inc.	38,747	[a]	2,596,824
MKS Instruments, Inc.	43,348	[b]	4,435,367
Power Integrations, Inc.	42,669		3,673,374
Silicon Laboratories, Inc.	24,989	[a]	3,921,024
SiTime Corp.	12,439	[a,b]	1,433,346
Synaptics, Inc.	30,267	[a]	3,784,283
Universal Display Corp.	32,560		4,315,177
Wolfspeed, Inc.	93,226	[a]	7,179,334
			46,904,746
Software & Services - 5.1%
ACI Worldwide, Inc.	85,501	[a]	2,388,043
Aspen Technology, Inc.	21,963	[a]	4,365,146
Blackbaud, Inc.	33,964	[a]	2,112,900
Commvault Systems, Inc.	33,664	[a]	2,094,911
Concentrix Corp.	31,899		4,523,597
Dynatrace, Inc.	151,043	[a]	5,804,582
Envestnet, Inc.	41,786	[a]	2,716,090
Euronet Worldwide, Inc.	35,372	[a]	3,985,717
ExlService Holdings, Inc.	24,807	[a]	4,232,074
Fair Isaac Corp.	18,802	[a]	12,521,192
Genpact Ltd.	126,417		5,976,996
Kyndryl Holdings, Inc.	152,107	[a]	2,036,713
Manhattan Associates, Inc.	46,974	[a]	6,123,531
MAXIMUS, Inc.	46,113		3,451,558
NCR Corp.	102,858	[a]	2,820,366
Paylocity Holding Corp.	31,139	[a]	6,485,942

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.7% (continued)
Software & Services - 5.1% (continued)
Qualys, Inc.	25,872	[a]	2,984,594
Teradata Corp.	76,421	[a]	2,665,564
The Western Union Company	293,768		4,162,693
WEX, Inc.	32,758	[a]	6,059,247
			87,511,456
Technology Hardware & Equipment - 4.3%
Arrow Electronics, Inc.	46,331	[a]	5,443,429
Avnet, Inc.	69,360		3,182,237
Belden, Inc.	32,115		2,604,205
Calix, Inc.	43,326	[a]	2,280,681
Ciena Corp.	112,273	[a]	5,840,441
Cognex Corp.	129,723		7,101,037
Coherent Corp.	104,152	[a]	4,520,197
IPG Photonics Corp.	24,372	[a]	2,732,101
Jabil, Inc.	101,117		7,950,830
Littelfuse, Inc.	18,762		4,816,018
Lumentum Holdings, Inc.	51,219	[a]	3,082,359
National Instruments Corp.	99,141		5,353,614
Novanta, Inc.	26,679	[a,b]	4,307,858
Super Micro Computer, Inc.	34,467	[a,b]	2,492,998
TD SYNNEX Corp.	31,429		3,210,472
Viasat, Inc.	55,996	[a,b]	1,929,062
Vishay Intertechnology, Inc.	98,548		2,255,764
Vontier Corp.	117,140		2,697,734
Xerox Holdings Corp.	81,906		1,341,620
			73,142,657
Telecommunication Services - .6%
Frontier Communications Parent, Inc.	167,308	[a]	4,953,990
Iridium Communications, Inc.	95,139		5,693,118
			10,647,108
Transportation - 2.3%
Avis Budget Group, Inc.	18,591	[a]	3,718,944
GXO Logistics, Inc.	89,891	[a]	4,703,996
JetBlue Airways Corp.	241,563	[a]	1,932,504
Kirby Corp.	45,292	[a]	3,205,768
Knight-Swift Transportation Holdings, Inc.	120,974		7,149,563
Landstar System, Inc.	27,227		4,705,642
Ryder System, Inc.	37,704		3,559,635
Saia, Inc.	19,954	[a]	5,443,052
Werner Enterprises, Inc.	44,256		2,078,704
XPO Logistics, Inc.	85,718	[a]	3,416,719
			39,914,527

Description		Shares		Value ($)
Common Stocks - 98.7% (continued)
Utilities - 3.7%
ALLETE, Inc.		42,683		2,640,370
Black Hills Corp.		48,667		3,522,517
Essential Utilities, Inc.		179,576		8,391,586
Hawaiian Electric Industries, Inc.		81,863		3,460,349
IDACORP, Inc.		38,320		4,054,639
National Fuel Gas Co.		68,335		3,967,530
New Jersey Resources Corp.		72,135		3,600,979
NorthWestern Corp.		43,500		2,470,800
OGE Energy Corp.		150,716		5,926,153
ONE Gas, Inc.		41,230		3,395,703
Ormat Technologies, Inc.		36,792	[b]	3,405,100
PNM Resources, Inc.		65,353		3,233,666
Portland General Electric Co.		67,964	[b]	3,233,727
Southwest Gas Holdings, Inc.		46,596		3,118,670
Spire, Inc.		39,629		2,862,006
UGI Corp.		157,626		6,278,244
				63,562,039
Total Common Stocks (cost $1,072,154,700)				1,687,365,893
	1-Day Yield (%)
Investment Companies - 1.2%
Registered Investment Companies - 1.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $19,823,804)	4.41	19,823,804	[d]	19,823,804

Investment of Cash Collateral for Securities Loaned - .6%
Registered Investment Companies - .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $10,831,544)	4.41	10,831,544	[d]	10,831,544
Total Investments (cost $1,102,810,048)		100.5%		1,718,021,241
Liabilities, Less Cash and Receivables		(.5%)		(9,308,315)
Net Assets		100.0%		1,708,712,926

REIT—Real Estate Investment Trust

a Non-income producing security.

b Security, or portion thereof, on loan. At January 31, 2023, the value of the fund’s securities on loan was $95,902,100 and the value of the collateral was $95,774,572, consisting of cash collateral of $10,831,544 and U.S. Government & Agency securities valued at $84,943,028. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
Standard & Poor's Midcap 400 E-mini	82	3/17/2023	21,144,592	21,835,780	691,188
Gross Unrealized Appreciation				691,188

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Midcap Index Fund, Inc.

January 31, 2023 (Unaudited)

The following is a summary of the inputs used as of January 31, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	1,687,365,893	-	-	1,687,365,893
Investment Companies	30,655,348	-	-	30,655,348
Other Financial Instruments:
Futures††	691,188	-	-	691,188

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The fund’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee, effective September 8, 2022, to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2023 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At January 31, 2023, accumulated net unrealized appreciation on investments was $615,211,193, consisting of $697,444,930 gross unrealized appreciation and $82,233,737 gross unrealized depreciation.

At January 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.